Risk management and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of June 30, 2016, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$183,739	(14,265)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$138,938	(4,228)	Sept 2019	1.9%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of June 30, 2016
Interest rate swaps	$(4,954)	$(13,539)
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three and six months ended June 30, 2016 and 2015.

	Three months ended
	June 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(54)	$(54)
Amortization of amount excluded from hedge effectiveness	—	594	594
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	326	$326

	Three months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	206	206
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	(8)	$(8)

	Six months ended
	June 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(17)	$(17)
Amortization of amount excluded from hedge effectiveness	—	1,107	1,107
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Gain (loss) on derivative financial instruments	$—	662	$662

	Six months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	541	541
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Gain (loss) on derivative financial instruments	$—	113	$113

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of June 30, 2016 and 2015 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(8,815)	—	(8,815)	(8,815)
Reclassification of amortization of cash flow hedge to earnings	428	(146)	282	282
Other comprehensive income for period	(8,387)	(146)	(8,533)	(8,533)
Balance as of June 30, 2016	$(17,217)	1,443	(15,774)	$(15,774)

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	286	0	286	286
Reclassification of amortization of cash flow hedge to earnings	428	(203)	225	225
Other comprehensive income for period	714	(203)	511	511
Balance as of June 30, 2015	$(9,445)	1,781	(7,664)	$(7,664)